Segment Information (Tables)	12 Months Ended
Dec. 31, 2022
Segment Reporting [Abstract]
Summary of product by sales	Product sales by country are as follows:

	Years Ended December 31,
	2022	2021
	(in thousands)
North America	$65,170	$45,781
Japan	680	5,071

Total Revenue	$65,850	$50,852